Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust I
Central Index Key	dei_EntityCentralIndexKey	0001551950
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2016
Prospectus Date	rr_ProspectusDate	Jun. 06, 2016